INVESTMENTS - Trading Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Net investment gains (losses) recognized during the period on securities held at the end of the period	$ (35)	$ (264)	$ 96
Net investment gains (losses) recognized on securities sold during the period	(6)	206	10
Unrealized and realized gains (losses) on trading securities	(41)	(58)	106
Interest and dividend income from trading securities	13	92	206
Net investment income (loss) from trading securities	$ (28)	$ 34	$ 312